SUBSEQUENT EVENTS (Details Textual)					1 Months Ended							12 Months Ended
	Aug. 15, 2017 CNY (¥)	Aug. 12, 2017 USD ($) $ / shares shares	Jul. 05, 2017 CNY (¥)	Jul. 05, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 25, 2017 CNY (¥)	Aug. 22, 2017 CNY (¥)	Aug. 17, 2017 CNY (¥)	Jul. 26, 2017 CNY (¥)	Jul. 26, 2017 USD ($)	Jun. 30, 2017	Sep. 24, 2017 CNY (¥)	Sep. 24, 2017 USD ($)	Aug. 25, 2017 USD ($)	Aug. 22, 2017 USD ($)	Aug. 17, 2017 USD ($)	Aug. 15, 2017 USD ($)
Subsequent Event [Line Items]
Debt Instrument, Maturity Date												Aug. 24, 2017
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt			¥ 210,000	$ 30,985	¥ 2,100,000	$ 309,852				¥ 800,000	$ 118,039
Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	¥ 3,000,000							¥ 1,000,000	¥ 600,000							$ 147,549	$ 88,529	$ 442,646
Debt Instrument, Maturity Date	Aug. 14, 2018							Aug. 21, 2018	Aug. 16, 2018
Subsequent Event [Member] | Related Party [Member] | Notes Payable, Other Payables [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							5.65%								5.65%
Debt Instrument, Face Amount							¥ 2,000,000								$ 295,098
Debt Instrument, Maturity Date							Sep. 24, 2017
Debt Instrument, Repaid Amount													¥ 2,000,000	$ 295,098
Debt Instrument, Repaid Interest Amount													¥ 9,739	$ 1,437
Subsequent Event [Member] | Management [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares		219,381
Management Fee Payable | $		$ 232,545
Shares Issued, Price Per Share | $ / shares		$ 1.06